Note 1 - Company Overview	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Company Overview

1. Company Overview

Hycroft Mining Holding Corporation (formerly known as Mudrick Capital Acquisition Corporation (“MUDS”)) and its subsidiaries (collectively, “Hycroft”, the “Company”, “we”, “us”, “our”, “it”, “HYMC”, etc.) is a U.S.-based gold producer that is focused on operating and developing its wholly-owned Hycroft Mine in a safe, environmentally responsible, and cost-effective manner. Gold and silver sales represent 100% of the Company’s operating revenues and the market prices of gold and silver significantly impact the Company’s financial position, operating results, and cash flows. The Hycroft Mine is located in the state of Nevada and the corporate office is located in Denver, Colorado.

During the second quarter of 2019, the Company restarted open pit mining operations at the Hycroft Mine, and, during the third quarter of 2019, produced and sold gold and silver which it has continued to do on an approximate weekly basis since restarting. As part of the 2019 restart of mining operations, existing equipment was re-commissioned, including haul trucks, shovels and a loader, upgrades were made to the crushing system and new leach pad space was added to the existing leach pads. During 2020, the Company continued to increase its operations by mining more tons, procuring additional mobile equipment rentals, and increasing its total headcount. Through May 29, 2020, the Company obtained all of its financing from related party debt issuances (see Note 21 - Related Party Transactions), which were extinguished in connection with the Recapitalization Transaction with MUDS (discussed below).

M3 Engineering and Technology Corporation (“M3 Engineering”), in conjunction with SRK Consulting (U.S.), Inc. (“SRK”) and the Company, completed the Hycroft Technical Report Summary, Heap Leaching Feasibility Study, prepared in accordance with the requirements of the Modernization of Property Disclosures for Mining Registrants, with an effective date of July 31, 2019 (the “Hycroft Technical Report”), for a two-stage, heap oxidation and subsequent leaching of transition and sulfide ores. The 2019 Hycroft Technical Report projects the economic viability and potential future cash flows for the Hycroft Mine when mining operations expand to levels presented in the 2019 Hycroft Technical Report.

Recapitalization Transaction with MUDS

As discussed in Note 3 - Recapitalization Transaction, on May 29, 2020, pursuant to the Purchase Agreement, the Company completed a business combination Recapitalization Transaction with MUDS, a publicly-traded blank check special purpose acquisition corporation or “SPAC,” Acquisition Sub, and Seller (as each of such terms are defined herein). The Recapitalization Transaction was completed upon receiving regulatory approvals and stockholder approvals from each of MUDS and Seller. Following the close of the Recapitalization Transaction, MUDS and the entities purchased from Seller were consolidated under Hycroft Mining Holding Corporation, by amending and restating the Company’s certificate of incorporation to reflect the Company’s change in name. Pursuant to the consummation of the Recapitalization Transaction, the shares of common stock of Hycroft Mining Holding Corporation were listed on the Nasdaq Stock Market under the ticker symbol “HYMC”. Upon closing of the Recapitalization Transaction, the Company’s unrestricted cash available for use totaled $68.9 million, the number of shares of HYMC common stock issued and outstanding totaled 50,160,042. In addition, the Company had 34,289,999 outstanding warrants to purchase an equal number of shares of HYMC common stock at $11.50 per share and 12,721,623 warrants to purchase 3,210,213 shares of HYMC common stock at a price of $44.82 per share.

For more information on the consummation of the Recapitalization Transaction with MUDS, see Note 3 – Recapitalization Transaction.

Recent developments

In March 2020, the World Health Organization declared the outbreak of a novel coronavirus (COVID-19) as a pandemic, which continues to spread throughout the United States of America. Efforts implemented by local and national governments, as well as businesses, including temporary closures, are expected to have adverse impacts on local, national and the global economies. The Company has implemented health and safety policies for employees that follow guidelines published by the Center for Disease Control (CDC) and the Mine Safety and Health Administration (MSHA). The extent of the impact of COVID-19 on our operational and financial performance will depend on certain developments, including the duration and continued spread of the outbreak, and the direct and indirect impacts on our employees, vendors and customers, all of which are uncertain and cannot be fully anticipated or predicted. Since the Company’s Hycroft Mine represents the entirety of its operations, any COVID-19 outbreak at the mine site could result in an entire shutdown of the Hycroft Mine itself which would negatively impact the Company’s financial position, operating results, and cash flows. As of the date of these financial statements, the extent to which COVID-19 may impact our financial condition. results of operations or cash flows is uncertain, but could be material and adverse.